Segment Information and Geographical information	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Segment Information and Geographical information [Abstract]
Segment Information and Geographical information

Note 11 — Segment Information and Geographical information

The Company has two reportable segments: Fibrocell Therapy and Agera. The Fibrocell Therapy segment specializes in the development and commercialization of autologous cellular therapies for soft tissue regeneration. The Agera segment maintains proprietary rights to a scientifically-based advanced line of skincare products. There is no intersegment revenue. The following table provides operating financial information for the continuing operations of the Company’s two reportable segments:

Three Months Ended September 30, 2011

	Segment
	Fibrocell Therapy	Agera	Consolidated
Total operating revenue	$—	$159,400	$159,400
Depreciation and amortization expense	63,112	—	63,112
Segment income (loss) from continuing operations	$6,959,721	$(37,809)	$6,921,912

Nine Months Ended September 30, 2011

	Segment
	Fibrocell Therapy	Agera	Consolidated
Total operating revenue	$—	$621,310	$621,310
Depreciation and amortization expense	75,702	—	75,702
Segment income (loss) from continuing operations	$(20,245,651)	$21,852	$(20,223,799)

Three Months Ended September 30, 2010

	Segment
	Fibrocell Therapy	Agera	Consolidated
Total operating revenue	$—	$243,677	$243,677
Depreciation and amortization expense	2,472	—	2,472
Segment income (loss) from continuing operations	$(1,816,681)	$24,210	$(1,792,471)

Nine Months Ended September 30, 2010

	Segment
	Fibrocell Therapy	Agera	Consolidated
Total operating revenue	$—	$716,809	$716,809
Depreciation and amortization expense	5,612	—	5,612
Segment income (loss) from continuing operations	$(8,219,599)	$13,722	$(8,205,877)

Geographical information concerning the Company’s revenue is as follows:

	Revenue
	Three months ended September 30, 2011	Three months ended September 30, 2010
United States	$47,454	$54,367
United Kingdom	123,786	181,931
Other	(11,840)	7,379

Total	$159,400	$243,677

	Revenue
	Nine months ended September 30, 2011	Nine months ended September 30, 2010
United States.	$142,926	$176,215
United Kingdom	389,359	472,721
Other	89,025	67,873

Total	$621,310	$716,809

During the three months ended September 30, 2011, revenue from one foreign customer and one domestic customer represented 78% and 20% of consolidated revenue, respectively. During the three months ended September 30, 2010, revenue from one foreign customer and one domestic customer represented 75% and 15% of consolidated revenue, respectively.

During the nine months ended September 30, 2011, revenue from one foreign customer and one domestic customer represented 63% and 16% of consolidated revenue, respectively. During the nine months ended September 30, 2010, revenue from one foreign customer and one domestic customer represented 73% and 17% of consolidated revenue, respectively.

As of September 30, 2011 and December 31, 2010, one foreign customer represented 66% and 88%, respectively, of accounts receivable, net.

	Segment
Segment assets:	Fibrocell Therapy	Agera	Consolidated
September 30, 2011	$23,261,939	$574,079	$23,836,018
December 31, 2010	7,681,502	596,643	8,278,145

Note 17 — Segment Information and Geographical information

The Successor Company has two reportable segments: Fibrocell Therapy and Agera. The Fibrocell Therapy segment specializes in the development and commercialization of autologous cellular therapies for soft tissue regeneration. The Agera segment maintains proprietary rights to a scientifically-based advanced line of skincare products. There is no intersegment revenue. The following table provides operating financial information for the continuing operations of the Successor Company’s two reportable segments:

	Segment
	Successor		Successor
Year Ended December 31, 2010	Fibrocell Therapy	Agera	Consolidated
Total operating revenue	$—	$936,369	$936,369
Segment income (loss) from continuing operations	$(12,840,598)	$9,770	$(12,830,828)
Supplemental information related to continuing operations
Depreciation and amortization expense	$8,085	$—	$8,085
Total assets, including assets from discontinued operations as of December 31, 2010	7,681,502	596,643	8,278,145
Property and equipment, net	21,589	—	21,589
Intangible assets, net	6,340,656	—	6,340,656

An intercompany receivable as of December 31, 2010, of $0.9 million, due from the Agera segment to the Fibrocell Therapy segment, is eliminated in consolidation. This intercompany receivable is primarily due to the intercompany management fee charge to Agera by Fibrocell Technologies, Inc., as well as Agera working capital needs provided by Fibrocell Technologies, Inc., and has been excluded from total assets of the Fibrocell Therapy segment in the above table. There is no intersegment revenue. Total assets on the consolidated balance sheet at December 31, 2010 are approximately $8.3 million, which includes assets of discontinued operations of less than $0.1 million.

	Segment
	Successor		Successor
Four Months Ended December 31, 2009	Fibrocell Therapy	Agera	Consolidated
Total operating revenue	$—	$329,941	$329,941
Segment income (loss) from continuing operations	$(5,026,024)	$3,631	$(5,022,393)
Supplemental information related to continuing operations
Depreciation and amortization expense	$—	$—	$—
Total assets, including assets from discontinued operations as of December 31, 2009	8,092,816	631,393	8,724,209
Property and equipment, net	—	—	—
Intangible assets, net	6,340,656	—	6,340,656

	Segment
	Predecessor		Predecessor
Eight Months Ended August 31, 2009	Isolagen Therapy	Agera	Consolidated
Total operating revenue	$—	$538,620	$538,620
Segment income from continuing operations	$65,498,934	$381,306	$65,880,240

An intercompany receivable as of December 31, 2009, of $1.0 million, due from the Agera segment to the Fibrocell Therapy segment, is eliminated in consolidation. This intercompany receivable is primarily due to the intercompany management fee charge to Agera by Fibrocell Technologies, Inc., as well as Agera working capital needs provided by Fibrocell Technologies, Inc., and has been excluded from total assets of the Fibrocell Therapy segment in the above table. There is no intersegment revenue. Total assets on the consolidated balance sheet at December 31, 2009 are approximately $8.7 million, which includes assets of discontinued operations of less than $0.1 million.

Geographical information concerning the Company’s revenue is as follows:

	Successor	Successor	Predecessor
	Year ended December 31, 2010	Four months ended December 31, 2009	Eight months ended August 31, 2009
United States	$237,286	$68,526	$187,289
United Kingdom	669,921	251,615	308,244
Other	29,162	9,800	43,087
	$936,369	$329,941	$538,620

During 2010, revenue from one foreign customer and one domestic customer represented 72% and 17% of consolidated revenue, respectively. During the four months ended December 31, 2009, revenue from one foreign customer and one domestic customer represented 79% and 15% of consolidated revenue, respectively. During the eight months ended August 31, 2009, revenue from one foreign customer and one domestic customer represented 57% and 23% of consolidated revenue, respectively.

As of December 31, 2010 and December 31, 2009, one foreign customer represented 88% and 87%, respectively, of accounts receivable, net.